Cash flow information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flow information
Comprehensive loss for the year	$ 196,118	$ (47,127)	$ 315,903
Adjustments for:
Income tax	45,180	(64,601)	(334,192)
Amortization and depreciation	10,510	9,130	9,838
Loss from disposal of property, plant and equipment	(12)	3	3,545
Net gain from fair value adjustment of investment properties	2,500	488,794	254,567
Impairment of others assets	0	0	176
Gain from lease modification	(1,982)	0	0
Impairment of trading properties	19,125	0	0
Loss from disposal of associates and joint ventures	(2,766)	1,903	0
Realization of currency translation adjustment	0	0	(2,215)
Loss / (gain) on sale of trading properties and others	3,048	(5,307)	(15,492)
Financial results, net	21,508	(142,405)	(99,985)
Provisions and allowances	22,925	28,887	86,045
Share of (profit) /loss of associates and joint ventures	(27,924)	(47,454)	(13,580)
Changes in operating assets and liabilities:
Decrease / (increase) in inventories	285	169	(321)
(Increase) / decrease in trading properties	4,105	(913)	476
Decrease / (increase) in trade and other receivables	(10,146)	6,645	(3,649)
(Decrease) / increase in trade and other payables	(18,054)	(68,950)	(1,508)
(Decrease) / increase in salaries and social security liabilities	2,208	(2,810)	4,764
Decrease in provisions	(505)	(857)	(347)
Net cash generated by operating activities before income tax paid	$ 266,123	$ 155,107	$ 204,025